UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004		Market
		Value
Vanguard Variable Insurance Fund - Growth Portfolio	Shares	(000)
COMMON STOCKS (96.7%)

Auto & Transportation (2.7%)
Harley-Davidson, Inc.	158,301	$ 9,409
Consumer Discretionary (12.8%)
* eBay Inc.	120,000	11,033
* Bed Bath & Beyond, Inc.	205,258	7,617
* Yahoo! Inc.	200,900	6,813
Lowe's Cos., Inc.	96,312	5,235
Avon Products, Inc.	101,073	4,415
Wal-Mart Stores, Inc.	49,596	2,639
* Kohl's Corp.	49,252	2,373
* Electronic Arts Inc.	44,515	2,047
Clear Channel Communications, Inc.	60,228	1,877

		44,049

Consumer Staples (1.7%)
Walgreen Co.	95,651	3,427
PepsiCo, Inc.	50,201	2,442

		5,869

Financial Services (19.1%)
American International Group, Inc.	153,200	10,416
Citigroup, Inc.	188,100	8,299
Legg Mason Inc.	117,950	6,283
MBNA Corp.	202,200	5,095
The Goldman Sachs Group, Inc.	49,330	4,600
First Data Corp.	103,081	4,484
SLM Corp.	96,948	4,324
JPMorgan Chase & Co.	101,064	4,015
* SunGard Data Systems, Inc.	134,601	3,200
Merrill Lynch & Co., Inc.	63,672	3,166
State Street Corp.	62,029	2,649
Ambac Financial Group, Inc.	30,500	2,439
Morgan Stanley	48,200	2,376
Paychex, Inc.	76,004	2,292
Fannie Mae	35,771	2,268

		65,906

Health Care (26.7%)
Pfizer Inc.	390,434	11,947
UnitedHealth Group Inc.	136,244	10,047
* Zimmer Holdings, Inc.	104,651	8,272
* Forest Laboratories, Inc.	171,100	7,696
* Amgen, Inc.	125,265	7,100
* WellPoint Health Networks Inc. Class A	67,215	7,064
Stryker Corp.	132,400	6,366
Alcon, Inc.	76,320	6,121
* St. Jude Medical, Inc.	64,700	4,870
Medtronic, Inc.	89,199	4,629
Teva Pharmaceutical Industries Ltd. ADR	164,500	4,269
* Boston Scientific Corp.	94,900	3,770
* Caremark Rx, Inc.	111,039	3,561
Health Management Associates Class A	112,400	2,296
Eli Lilly & Co.	35,713	2,145
Allergan, Inc.	25,755	1,869

		92,022

Integrated Oils (0.3%)

Suncor Energy, Inc.	33,983	1,088

Other Energy (0.5%)
Apache Corp.	22,777	1,141
Baker Hughes, Inc.	16,400	717

		1,858

Materials & Processing (1.2%)
Ecolab, Inc.	71,785	2,257
Praxair, Inc.	48,855	2,088

		4,345

Producer Durables (5.7%)
Danaher Corp.	193,528	9,924
* Applied Materials, Inc.	200,400	3,305
Centex Corp.	60,500	3,053
Lennar Corp. Class A	55,000	2,618
D. R. Horton, Inc.	18,500	613

		19,513

Technology (25.2%)
* Dell Inc.	370,481	13,189
* Marvell Technology Group Ltd.	386,500	10,099
* Juniper Networks, Inc.	426,200	10,058
* Symantec Corp.	174,800	9,593
SAP AG ADR	220,634	8,594
* Broadcom Corp.	291,800	7,963
QUALCOMM Inc.	112,000	4,373
Microsoft Corp.	129,738	3,587
Linear Technology Corp.	80,495	2,917
* Corning, Inc.	248,500	2,753
* Intuit, Inc.	54,273	2,464
* Cisco Systems, Inc.	130,232	2,357
* Flextronics International Ltd.	164,700	2,182
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	302,399	2,159
Intel Corp.	88,695	1,779
* EMC Corp.	152,015	1,754
* Mercury Interactive Corp.	29,900	1,043

		86,864

Other (0.8%)
General Electric Co.	81,786	2,746

TOTAL COMMON STOCKS
(Cost $328,882)		333,669

TEMPORARY INVESTMENTS (3.6%)

Exchange-Traded Fund (0.5%)
Vanguard Index Participation Equity Receipts - Growth	36,500	1,728

Money Market Fund (2.5%)
Vanguard Market Liquidity Fund, 1.74%**	8,607,427	8,607

	Face
	Amount
	(000)

U.S. Agency Obligation (0.6%)
Federal National Mortgage Assn.***
(1)1.51%, 10/20/2004	$ 900	899
1.85%, 1/7/2005	100	99
(1)1.84%, 1/10/2005	1,000	995

		1,993

TOTAL TEMPORARY INVESTMENTS
(Cost $12,357)		12,328

TOTAL INVESTMENTS (100.3%)
(Cost $341,239)		345,997

OTHER ASSETS AND LIABILITIES-NET (-0.3%)		(1,044)

NET ASSETS (100%)		$344,953

*Non-income producing security.
** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
***The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action. (1) Security segregated as initial margin for open futures contracts. ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $341,239,000. Net unrealized appreciation of investment securities for tax purposes was $4,758,000, consisting of unrealized gains of $36,006,000 on securities that had risen in value since their purchase and $31,248,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.5% and 0.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	16	$4,460	($ 19)
E-mini NASDAQ 100 Index	115	3,260	74

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.